Net Loss per Share (Details) - Schedule of Potentially Dilutive Securities Have Been Excluded From the Computation of Diluted Net - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 30, 2022
Schedule of Potentially Dilutive Securities Have Been Excluded From the Computation of Diluted Net [Abstract]
Stock options			263,000	263,000	263,000
Warrants to purchase common stock	14,166,666		8,695,000	7,545,000
Convertible notes payable (related party) (as converted to common stock)	3,913,043		4,747,373	4,080,012
Total	19,079,709	263,000	13,705,373	11,888,012